Share-based compensation (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of RSUs
Nonvested at January 1, 2016 | shares	0
Granted | shares	2,800,000
Forfeited | shares	0
Vested | shares	(2,800,000)
Nonvested at December 31, 2016 | shares	0
Weighted average grant date fair value
Nonvested at January 1, 2016 | $ / shares	$ 0
Granted | $ / shares	4.7
Forfeited | $ / shares	0
Vested | $ / shares	4.7
Nonvested at December 31, 2016 | $ / shares	$ 0